SHARE CAPITAL - Disclosure of classes of share capital (Details) - USD ($) $ / shares in Units, $ in Thousands	Dec. 31, 2022	Oct. 28, 2022	Oct. 27, 2022	Oct. 26, 2022	Dec. 31, 2021
Disclosure of classes of share capital [line items]
Common stock	$ 488				$ 236
Ordinary shares
Disclosure of classes of share capital [line items]
Par value (in usd per share)	$ 0.01	$ 0.005064	$ 0.01	$ 0.01	$ 0.01
Common stock	$ 0				$ 4
Series A shares
Disclosure of classes of share capital [line items]
Par value (in usd per share)	$ 0.01			0.01	$ 0.01
Common stock	$ 0				$ 156
Series B shares
Disclosure of classes of share capital [line items]
Par value (in usd per share)	$ 0.01			0.01	$ 0.01
Common stock	$ 0				$ 44
Series C shares
Disclosure of classes of share capital [line items]
Par value (in usd per share)	$ 0.01			$ 0.01	$ 0.01
Common stock	$ 0				$ 32
Ordinary Shares Post Redesignation And Subdivision
Disclosure of classes of share capital [line items]
Par value (in usd per share)	$ 0.005064		$ 0.005064		$ 0.005064
Common stock	$ 488				$ 0